CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Shares Class A common stock	Common Shares Class B common stock	Additional paid in capital	Accumulated Deficit	Class A common stock	Class B common stock	Total
Changes in Stockholders' Equity
Net Income						$ (2,300)
Balance at ending at Dec. 31, 2019		$ 575	$ 24,425	$ (2,300)			$ 22,700
Ending balance (in shares) at Dec. 31, 2019		5,750,000
Balance at beginning at Oct. 31, 2019	$ 0	$ 0	0	0			0
Changes in Stockholders' Equity
Net Income				(2,300)			(2,300)
Balance at ending at Dec. 31, 2019		$ 575	24,425	(2,300)			22,700
Ending balance (in shares) at Dec. 31, 2019		5,750,000
Changes in Stockholders' Equity
Maximum common stock shares subject to forfeiture						750,000
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities			1,120,000				1,120,000
Accretion of Class A common stock to redemption amount			(1,144,425)	(15,693,481)			(16,837,906)
Net Income				(776,839)			(776,839)
Balance at ending at Mar. 31, 2020		$ 575		(16,472,620)			(16,472,045)
Ending balance (in shares) at Mar. 31, 2020		5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000
Changes in Stockholders' Equity
Net Income							(3,395,574)
Balance at ending at Jun. 30, 2020		$ 575		(19,091,355)			(19,090,780)
Ending balance (in shares) at Jun. 30, 2020		5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000
Changes in Stockholders' Equity
Net Income							(5,812,234)
Balance at ending at Sep. 30, 2020		$ 575		(21,508,015)			(21,507,440)
Ending balance (in shares) at Sep. 30, 2020		5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	$ 24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000
Changes in Stockholders' Equity
Net Income					$ (6,399,368)	$ (1,940,536)	(8,339,904)
Balance at ending at Dec. 31, 2020		$ 575		(24,035,685)			(24,035,110)
Ending balance (in shares) at Dec. 31, 2020		5,750,000
Balance at beginning at Mar. 31, 2020		$ 575		(16,472,620)			(16,472,045)
Beginning balance (in shares) at Mar. 31, 2020		5,750,000
Changes in Stockholders' Equity
Net Income				(2,618,735)			(2,618,735)
Balance at ending at Jun. 30, 2020		$ 575		(19,091,355)			(19,090,780)
Ending balance (in shares) at Jun. 30, 2020		5,750,000
Changes in Stockholders' Equity
Net Income				(2,416,660)			(2,416,660)
Balance at ending at Sep. 30, 2020		$ 575		(21,508,015)			(21,507,440)
Ending balance (in shares) at Sep. 30, 2020		5,750,000
Balance at beginning at Dec. 31, 2020		$ 575		(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		5,750,000
Changes in Stockholders' Equity
Net Income				5,685,300			5,685,300
Balance at ending at Mar. 31, 2021		$ 575		(18,350,385)			(18,349,810)
Ending balance (in shares) at Mar. 31, 2021		5,750,000
Balance at beginning at Dec. 31, 2020		$ 575		(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		5,750,000
Changes in Stockholders' Equity
Net Income							(435,441)
Balance at ending at Jun. 30, 2021		$ 575		(24,471,126)			(24,470,551)
Ending balance (in shares) at Jun. 30, 2021		5,750,000
Balance at beginning at Dec. 31, 2020		$ 575		(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		5,750,000
Changes in Stockholders' Equity
Net Income							(867,475)
Balance at ending at Sep. 30, 2021		$ 575		(24,903,160)			(24,902,585)
Ending balance (in shares) at Sep. 30, 2021		5,750,000
Balance at beginning at Mar. 31, 2021		$ 575		(18,350,385)			(18,349,810)
Beginning balance (in shares) at Mar. 31, 2021		5,750,000
Changes in Stockholders' Equity
Net Income				(6,120,741)			(6,120,741)
Balance at ending at Jun. 30, 2021		$ 575		(24,471,126)			(24,470,551)
Ending balance (in shares) at Jun. 30, 2021		5,750,000
Changes in Stockholders' Equity
Net Income				(432,034)			(432,034)
Balance at ending at Sep. 30, 2021		$ 575		$ (24,903,160)			$ (24,902,585)
Ending balance (in shares) at Sep. 30, 2021		5,750,000